Salaries and Benefits Payable	12 Months Ended
Jun. 30, 2026
Salaries and Benefits Payable [Abstract]
SALARIES AND BENEFITS PAYABLE

NOTE 11 – SALARIES AND BENEFITS PAYABLE

Full time employees of the Company located in mainland China participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company has no legal obligation for the benefits beyond the contributions. The Company accrued for these benefits based on certain percentages of the employees’ salaries. The expenses related to these plans were $ 13,612,249, $14,053,811 and $15,861,290 for the years ended June 30, 2026, 2025 and 2024, respectively. Salaries and benefits payable included $1,755,399 and $1,025,289 accrued employer portion of social benefits payable to local governments as of June 30, 2026 and 2025, respectively.